TrimTabs ETF Trust

TrimTabs Intl Free-Cash-Flow ETF (FCFI)

Supplement dated August 21, 2015
to the Summary Prospectus dated January 15, 2015

1.	In the Summary Prospectus, the sentence under the heading “Portfolio Manager” is deleted in its entirety and replaced with the following:

Theodore M. Theodore, CFA is the Fund’s portfolio manager and has managed the Fund since August 2015. Mr. Theodore is also the Executive Vice President of the Adviser.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE